INCOME TAX (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 411	$ 406
Provision for other employee related obligations	2,441	1,750
Provision for deferred revenues/expenses and other obligations	7,165	5,741
Other temporary differences, net, non-current	5,136	3,958
Gross deferred income taxes, non-current	15,153	11,855
Deferred income taxes included in long-term investments and other assets	15,684	12,273
Deferred income taxes included in long-term liabilities	(531)	(418)
Total deferred income taxes	$ 15,153	$ 11,855